SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income attributable to PartnerRe Ltd.		$ 447,308	$ 104,381	$ 1,054,974
Adjustments to reconcile net income to net cash used in operating activities:
Other, net		38,195	(158)	52,796
Net cash used in operating activities		445,309	318,812	852,599
Cash flows from investing activities
Sales and redemptions of short-term investments		148,665	178,166	92,956
Other, net		(749,194)	(151,198)	(58,840)
Net cash (used in) provided by investing activities		(34,055)	295,274	(250,007)
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders		(491,473)	(190,339)	(190,960)
Redemption of preferred shares		(149,523)	0	0
Settlement of share-based awards upon change in control		(75,531)	0	0
Net cash (used in) provided by financing activities		(153,521)	(309,539)	(735,560)
Effect of foreign exchange rate changes on cash		(61,502)	(40,918)	(50,049)
Increase (decrease) in cash and cash equivalents		196,231	263,629	(183,017)
Cash and cash equivalents—beginning of year		1,577,097	1,313,468	1,496,485
Cash and cash equivalents—end of year		1,773,328	1,577,097	1,313,468
Supplemental cash flow information:
Interest paid		46,417	49,259	49,259
Non Cash Transactions [Abstract]
Repurchase of common shares		0	(71,376)	(547,120)
Fixed maturities
Cash flows from investing activities
Purchases of fixed maturities		(12,704,275)	(8,608,288)	(9,844,660)
Parent Company [Member]
Cash flows from operating activities
Net income attributable to PartnerRe Ltd.		447,308	104,381	1,054,974
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries		(540,019)	(528,122)	(1,096,885)
Other, net		11,205	32,725	33,598
Net cash used in operating activities		(81,506)	(391,016)	(8,313)
Cash flows from investing activities
Advances to/from subsidiaries, net		(167,254)	97,532	(12,635)
Net issue of intercompany loans receivable and payable		542,193	5,955	2,500
Sales and redemptions of fixed maturities		99,888	16,818	0
Dividends received from subsidiaries		0	418,789	0
Other, net		(2,408)	13,292	60
Net cash (used in) provided by investing activities		464,580	526,628	(10,075)
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders	[1]	(240,725)	(47,582)	0
Reissuance of treasury shares and issuance of common shares, net of taxes paid		0	7,996	16,785
Redemption of preferred shares		(149,523)	0	0
Reissuance of treasury shares, net of taxes		10,965	0	0
Settlement of share-based awards upon change in control		75,531	0	0
Net cash (used in) provided by financing activities		(454,814)	(39,586)	16,785
Effect of foreign exchange rate changes on cash		55	(1,562)	688
Increase (decrease) in cash and cash equivalents		(71,685)	94,464	(915)
Cash and cash equivalents—beginning of year		94,835	371	1,286
Cash and cash equivalents—end of year		23,150	94,835	371
Parent Company [Member] | Fixed maturities
Cash flows from investing activities
Purchases of fixed maturities		(7,839)	(25,758)	0
Subsidiaries [Member]
Non Cash Transactions [Abstract]
Payment Of Dividends By Subsidiary On Behalf Of Parent		251,000	143,000	191,000
Repurchase of common shares		$ 0	$ 71,000	$ 547,000

[1]	During the years ended December 31, 2016, 2015 and 2014, dividends paid to common and preferred shareholders of $251 million, $143 million and $191 million, respectively and the repurchase of common shares of nil, $71 million and $547 million, respectively, were paid by a subsidiary on behalf of the parent and have been excluded from the Condensed Statements of Cash Flows—Parent Company Only.